INVENTORIES (Disclosure of inventory) (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Classes of current inventories [abstract]
Raw materials	$ 2,513,413	$ 2,418,530
Finished goods	405,911	430,543
Allowance for impairment	(203,553)	0
Total inventories	2,715,771	2,849,073
Less: non-current portion	(1,293,789)	0
Total current portion of inventories	$ 1,421,982	$ 2,849,073